INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Provision for Income Tax [Table Text Block]
	2018	2017	2016

Computed expected benefit income taxes	$(344,000)	$(216,000)	$(238,000)
Increase in valuation allowance	344,000	216,000	238,000
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Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017

Deferred income tax asset	$4,395,000	$4,051,000
Valuation allowance	(4,395,000)	(4,051,000)
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